Offerings	Oct. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 423,838,857.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,532.15
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all registration fees for the registration statement on Form S-3ASR (File No. 333-291086), filed on October 27, 2025 (the "2025 Registration Statement"). This filing fee exhibit is in connection with a prospectus supplement dated October 27, 2025, filed by the registrant with the Securities and Exchange Commission ("SEC") pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 76,161,142.46
Carry Forward Form Type	S-3
Carry Forward File Number	333-269339
Carry Forward Initial Effective Date	Jan. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,392.96
Offering Note	The registrant previously registered $1,000,000,000 in aggregate offering price of securities in a primary offering pursuant to the Registration Statement on Form S-3 (No. 333-269339) filed with the SEC on January 20, 2023 and declared effective on January 27, 2023 (the "2023 Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the registrant carried forward to the 2025 Registration Statement $76,161,142.46 in aggregate offering price of securities that were initially registered in the primary offering under the 2023 Registration Statement and remained unsold (the "Unsold Securities"). The registrant previously paid a filing fee of $8,392.96 with respect to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement). A filing fee of $58,532.15 is being paid herewith, with respect to the $423,838,857.54 of securities registered in the primary offering hereunder.